AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles Global Equity Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated August 29, 2014 to the

Statutory Prospectus for Institutional Class, Administrative Class, Class A, Class B, Class C, Class D,

Class R, Class R6 and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2014 (as supplemented thereafter) and to the

Statement of Additional Information Dated April 1, 2014 (as supplemented thereafter)

Disclosure Relating to AllianzGI Best Styles Global Equity Fund

Effective September 2, 2014, within the Fund Summary relating to the AllianzGI Best Styles Global Equity Fund, the subsection entitled “Fees and Expenses of the Fund” is hereby restated in its entirety as follows:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AllianzGI Best Styles Global Equity Fund Class R6
Management Fees		0.30%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.24%
Total Annual Fund Operating Expenses		1.54%
Expense Reduction	[2]	(1.14%)
Total Annual Operating Expenses After Expense Reductions	[2]	0.40%
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2014 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2016 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.40% for Class R6 shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver or reimbursement. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example (USD $)	1 Year	3 Years
AllianzGI Best Styles Global Equity Fund Class R6	41	306

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Please retain this Supplement for future reference